Employee Share Ownership Plans - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Employee share awards expense	$ 128,999	$ 138,275	$ 123,313